Inventories	9 Months Ended
May 31, 2025
Inventories
Inventories

4. Inventories

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
Raw materials	5,683,077	5,456,935
Work-in-process	684,114	383,968
Finished goods	740,127	368,384
	7,107,318	6,209,287

For the three-month and nine-month periods ended May 31, 2025, inventories recognized as an expense amounted to $252,617 and $556,452 respectively [May 31, 2024 – $610,116 and $1,669,508 respectively].

For the three-month and nine-month periods ended May 31, 2025, cost of sales includes depreciation of $4,157 and $31,289 respectively [May 31, 2024 – $53,311 and $176,438 respectively].

As at May 31, 2025, prepaid expenses included deposits to suppliers for future inventory purchases of $2,550,950 [August 31, 2024 – $1,780,430].